Discontinued operations and held for sale assets (Narrative) (Details) - Held for sale [member] - GBP (£)	Jun. 30, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Assets included in disposal groups classified as held for sale	£ 1,761,000,000	£ 1,193,000,000
Loans and advances at amortised cost	1,658,000,000	1,164,000,000
Liabilities included in disposal groups classified as held for sale	1,762,000,000	0
Deposits at amortised cost	£ 1,660,000,000	£ 0